CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 920.9	$ 755.8
Short-term deposits with initial maturities of three months or less	20.6	74.8
Cash and cash equivalents	$ 941.5	$ 830.6	$ 615.1